Supplement Dated December 30, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated December 30, 2013
To The Prospectus Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective January 2, 2014, unless otherwise noted below.

In the summary prospectus for the Curian Guidance – Interest Rate Opportunities Fund in the sub-section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.13%
Acquired Fund Fees and Expenses3	1.28%
Total Annual Fund Operating Expenses	1.56%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

In the summary prospectus for the Curian Guidance – Multi-Strategy Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.13%
Acquired Fund Fees and Expenses3	1.07%
Total Annual Fund Operating Expenses	1.35%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

In the summary prospectus for the Curian Guidance – Equity Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.16%
Acquired Fund Fees and Expenses3	1.25%
Total Annual Fund Operating Expenses	1.56%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the summary prospectus for the Curian Guidance – Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.16%
Acquired Fund Fees and Expenses3	1.13%
Total Annual Fund Operating Expenses	1.44%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the summary prospectus for the Curian Guidance – Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.16%
Acquired Fund Fees and Expenses3	1.21%
Total Annual Fund Operating Expenses	1.52%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the summary prospectus for the Curian Guidance – Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.13%
Acquired Fund Fees and Expenses3	1.25%
Total Annual Fund Operating Expenses	1.53%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.16%
Acquired Fund Fees and Expenses3	1.28%
Total Annual Fund Operating Expenses	1.59%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.16%
Acquired Fund Fees and Expenses3	1.34%
Total Annual Fund Operating Expenses	1.65%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.16%
Acquired Fund Fees and Expenses3	1.12%
Total Annual Fund Operating Expenses	1.43%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.16%
Acquired Fund Fees and Expenses3	1.42%
Total Annual Fund Operating Expenses	1.73%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.16%
Acquired Fund Fees and Expenses3	1.57%
Total Annual Fund Operating Expenses	1.88%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the summary prospectus for the Curian Guidance – Institutional Alt 100 Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.13%
Acquired Fund Fees and Expenses3	1.76%
Total Annual Fund Operating Expenses	2.04%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

In the summary prospectus for the Curian Guidance – Institutional Alt 100 Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.16%
Acquired Fund Fees and Expenses3	1.85%
Total Annual Fund Operating Expenses	2.16%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the summary prospectus for the Curian Guidance – Institutional Alt 100 Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.13%
Acquired Fund Fees and Expenses3	1.68%
Total Annual Fund Operating Expenses	1.96%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

In the summary prospectus for the Curian Guidance – International Opportunities Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.13%
Acquired Fund Fees and Expenses3	1.13%
Total Annual Fund Operating Expenses	1.41%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

In the summary prospectus for the Curian Guidance – International Opportunities Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.13%
Acquired Fund Fees and Expenses3	1.23%
Total Annual Fund Operating Expenses	1.51%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

In the summary prospectus for the Curian Guidance – International Opportunities Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.13%
Acquired Fund Fees and Expenses3	1.30%
Total Annual Fund Operating Expenses	1.58%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

In the summary prospectus for the Curian Guidance – Equity 100 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.16%
Acquired Fund Fees and Expenses3	0.86%
Total Annual Fund Operating Expenses	1.17%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the summary prospectus for the Curian Guidance – Fixed Income 100 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.16%
Acquired Fund Fees and Expenses3	0.74%
Total Annual Fund Operating Expenses	1.05%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the summary prospectus for the Curian Guidance – Real Assets Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.15%
Other Expenses2	0.13%
Acquired Fund Fees and Expenses3	1.19%
Total Annual Fund Operating Expenses	1.47%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

In the summary prospectus for the Curian Dynamic Risk Advantage – Diversified Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses2	0.26%
Acquired Fund Fees and Expenses3	0.07%
Total Annual Fund Operating Expenses	1.43%
Less Waiver/Reimbursement4	(0.07)%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	1.36%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

4 Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.07% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the summary prospectus for the Curian Dynamic Risk Advantage – Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses2	0.26%
Acquired Fund Fees and Expenses3	0.07%
Total Annual Fund Operating Expenses	1.43%
Less Waiver/Reimbursement4	(0.07)%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	1.36%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

4 Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.07% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the summary prospectus for the Curian Dynamic Risk Advantage – Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses2	0.26%
Acquired Fund Fees and Expenses3	0.35%
Total Annual Fund Operating Expenses	1.71%
Less Waiver/Reimbursement4	(0.35)%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.36%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

3 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

4 Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.35% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the summary prospectus for the Curian/American Funds® Global Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.33%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses2	0.16%
Total Annual Fund Operating Expenses	1.74%
Less Waiver/Reimbursement3	(0.65%)
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.09%

1 The fee table and example reflect the expenses of both the Fund and the Master Fund.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.65%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, this fee waiver will continue for at least one year from the date of Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the summary prospectus for the Curian/American Funds® Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses2	0.18%
Total Annual Fund Operating Expenses	1.61%
Less Waiver/Reimbursement3	(0.50)%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.11%

1 The fee table and example reflect the expenses of both the Fund and the Master Fund.

2 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.  The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.

3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.50%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the summary prospectus for the Curian/PIMCO Credit Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees1	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses2	0.26%
Total Annual Fund Operating Expenses	0.91%

1 Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.

2 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

Effective January 1, 2014, in the prospectus section entitled “More About the Funds,” sub-section entitled “Benchmarks,” please delete the table in its entirety and replace with the following:

Name	Primary Benchmark	Secondary Benchmark(s)
Curian Guidance – Interest Rate Opportunities Fund	Barclays U.S. Aggregate Bond Index 1 BofA Merrill Lynch U.S. Corporates 1-3 Years Index	HFRX Fixed Income-Credit Index/Barclays U.S. Aggregate Bond Index (60/40)
Curian Guidance – Multi-Strategy Income Fund	Barclays U.S. Aggregate Bond Index 1 Barclays Multiverse Index	Not Applicable
Curian Guidance – Equity Income Fund	MSCI All Country World Index (Net) 1 S&P 500 Index	S&P 500 Index/MSCI EAFE Index (Net)/ Barclays U.S. Aggregate Bond Index (55/25/20)
Curian Guidance – Conservative Fund	Barclays U.S. Aggregate Bond Index	Not Applicable
Curian Guidance – Moderate Fund	Dow Jones Moderate Index	S&P 500 Index/MSCI EAFE Index (Net)/ Barclays U.S. Aggregate Bond Index/Credit Suisse Hedge Fund Index (25/20/35/20)
Curian Guidance – Growth Fund	Dow Jones Moderately Aggressive Index	S&P 500 Index/MSCI EAFE Index (Net)/ Barclays U.S. Aggregate Bond Index/Credit Suisse Hedge Fund Index (35/30/15/20)
Curian Guidance – Moderate Growth Fund	Dow Jones Moderate Index	S&P 500 Index/MSCI EAFE Index (Net)/ Barclays U.S. Aggregate Bond Index/Credit Suisse Hedge Fund Index (30/25/25/20)
Curian Guidance – Maximum Growth Fund	Dow Jones Moderately Aggressive Index 1 S&P 500 Index	S&P 500 Index/MSCI EAFE Index (Net)/ Barclays U.S. Aggregate Bond Index/Credit Suisse Hedge Fund Index (40/35/10/15)
Curian Guidance – Tactical Moderate Growth Fund	Dow Jones Moderate Index	S&P 500 Index/MSCI EAFE Index (Net)/ Barclays U.S. Aggregate Bond Index/Credit Suisse Hedge Fund Index (25/10/35/30)
Curian Guidance – Tactical Maximum Growth Fund	Dow Jones Moderately Aggressive Index 1 S&P 500 Index	S&P 500 Index/MSCI EAFE Index (Net)/ Barclays U.S. Aggregate Bond Index/Credit Suisse Hedge Fund Index (30/15/25/30)
Curian Guidance – Institutional Alt 65 Fund	Credit Suisse Hedge Fund Index	S&P 500 Index/MSCI EAFE Index (Net)/Barclays U.S. Aggregate Bond Index/Credit Suisse Hedge Fund Index (15/10/10/65)
Curian Guidance – Institutional Alt 100 – Conservative Fund	Credit Suisse Hedge Fund Index	Not Applicable
Curian Guidance – Institutional Alt 100 – Moderate Fund	Credit Suisse Hedge Fund Index	Credit Suisse Hedge Fund Index/FTSE EPRA/NAREIT Developed Index/Dow Jones-UBS Commodity Index (80/10/10)
Curian Guidance – Institutional Alt 100 – Growth Fund	Credit Suisse Hedge Fund Index	Credit Suisse Hedge Fund Index/FTSE EPRA/NAREIT Developed Index/Dow Jones-UBS Commodity Index (60/20/20)
Curian Guidance – International Opportunities Conservative Fund	Dow Jones Moderately Conservative Index	MSCI All Country World Index ex-U.S. Index (Net)/Citigroup World Government Bond ex-U.S. Index (20/80)
Curian Guidance – International Opportunities Moderate Fund	Dow Jones Moderate Index	MSCI All Country World Index ex-U.S. Index (Net)/Citigroup World Government Bond ex-U.S. Index (60/40)
Curian Guidance – International Opportunities Growth Fund	Dow Jones Moderately Aggressive Index	MSCI All Country World Index ex-U.S. Index (Net)/Citigroup World Government Bond ex-U.S. Index (80/20)
Curian Guidance – Equity 100 Fund	MSCI All Country World Index (Net)	Not Applicable
Curian Guidance – Fixed Income 100 Fund	Barclays U.S. Aggregate Bond Index	Not Applicable
Curian Guidance – Real Assets Fund	Barclays U.S. TIPS Index	FTSE EPRA/NAREIT Developed Index /Dow Jones-UBS Commodity Index/Barclays U.S.

Name		Secondary Benchmark(s)
TIPS Index (33/33/34)
Curian Tactical Advantage 35 Fund	Dow Jones Moderately Conservative Index	S&P 500 Index/MSCI EAFE Index (Net)/ Barclays U.S. Aggregate Bond Index (25/10/65)
Curian Tactical Advantage 60 Fund	Dow Jones Moderate Index	S&P 500 Index/MSCI EAFE Index (Net)/ Barclays U.S. Aggregate Bond Index (40/20/40)
Curian Tactical Advantage 75 Fund	Dow Jones Moderately Aggressive Index	S&P 500 Index/MSCI EAFE Index (Net)/ Barclays U.S. Aggregate Bond Index (55/20/25)
Curian Dynamic Risk Advantage - Diversified Fund	Dow Jones Moderately Conservative Index
BofA Merrill Lynch 1-3 Year U.S. Treasury Index/Barclays U.S. Corporate High Yield Index/Barclays U.S. Aggregate Bond Index/JP Morgan EMBI Global Index/MSCI US REIT Index/Dow Jones-UBS Commodity Index/MSCI All Country World Index (Net) (40/10/10/10/10/10)

Curian Dynamic Risk Advantage - Growth Fund	Dow Jones Moderate Index	BofA Merrill Lynch 1-3 Year U.S. Treasury Index/MSCI All Country World Index (Net)/ S&P Dynamic VIX Futures Index/Dow Jones-UBS Commodity Index (40/24/24/12)
Curian Dynamic Risk Advantage - Income Fund	Dow Jones Moderately Conservative Index
BofA Merrill Lynch 1-3 Year U.S. Treasury Index/Barclays U.S. Corporate High Yield Index/Dow Jones Global Select Real Estate Index/S&P U.S. Preferred Stock Index/S&P High Yield Dividend Aristocrats Index/S&P International Dividend Opportunities Index/JP Morgan EMBI Global Index/Barclays U.S. Credit Index(37/9/9/9/9/9/9/9)

Curian/Aberdeen Latin America Fund	MSCI EM Latin America 10/40 Index (Net)	Not Applicable
Curian/American Funds Global Growth Fund	MSCI All Country World Index (Net)	Not Applicable
Curian/American Funds Growth Fund	S&P 500 Index	Not Applicable
Curian/AQR Risk Parity Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	MSCI All Country World Index (NR USD) / Barclays Global Aggregate Hedged Index (60/40)
Curian/Ashmore Emerging Market Small Cap Fund	MSCI Emerging Markets Small Cap Index (Net)	Not Applicable
Curian/Baring International Fixed Income Fund	Citigroup World Gov’t Bond Index ex-U.S.	Not Applicable
Curian/BlackRock Global Long Short Credit Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	Not Applicable
Curian/DFA U.S. Micro Cap Fund	Russell Microcap Index	Russell 2000 Index
Curian/DoubleLine Total Return Fund	Barclays U.S. Aggregate Bond Index	Not Applicable
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	Credit Suisse Global Macro Index 2 HFRI Macro Index
Curian/Epoch Global Shareholder Yield Fund	MSCI World Index (Net)	Not Applicable
Curian/FAMCO Flex Core Covered Call Fund	CBOE S&P 500 BuyWrite Index	Not Applicable
Curian Focused International Equity Fund	MSCI EAFE Index (Net)	Not Applicable
Curian Focused U.S. Equity Fund	S&P 1500 Index	Not Applicable
Curian/Franklin Templeton Frontier Markets Fund	MSCI Frontier Markets Index (Net)	Not Applicable
Curian/Franklin Natural Resources Fund	S&P North American Natural Resources Index	Not Applicable
Curian/Lazard International Strategic Equity Fund	MSCI EAFE Index (Net)	Not Applicable
Curian Long Short Credit Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	Not Applicable

Name	Primary Benchmark	Secondary Benchmark(s)
Curian/Neuberger Berman Currency Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	Not Applicable
Curian/Nicholas Convertible Arbitrage Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	Credit Suisse Convertible Arbitrage Hedge Fund Index 2 HFRX RV: F.I. Convertible Arbitrage Index
Curian/PIMCO Credit Income Fund	Barclays U.S. Credit Index	Not Applicable
Curian/PineBridge Merger Arbitrage Fund	BofA Merrill Lynch U.S. Dollar Libor 3 Month Constant Maturity Index	Credit Suisse Event Driven Arbitrage, CISDM Merger Arbitrage Index
Curian/Schroder Emerging Europe Fund	MSCI EM Europe 10/40 Index (Net)	Not Applicable
Curian/T. Rowe Price Capital Appreciation Fund	S&P 500 Index	S&P 500 Index/ Barclays U.S. Aggregate Bond Index (60/40)
Curian/The Boston Company Equity Income Fund	S&P 500 Value Index	Not Applicable
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Citi Treasury Bill 3 Month Index USD	HFRX EH: Equity Market Neutral Index
Curian/UBS Global Long Short Fixed Income Opportunities Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	Not Applicable
Curian/Urdang International REIT Fund	FTSE EPRA/NAREIT Developed ex-U.S. Index	Not Applicable
Curian/Van Eck International Gold Fund	FTSE Gold Mines Index	NYSE Arca Gold Miners Index
1 Indicates the Fund’s new primary benchmark beginning January 1, 2014.
2 Indicates the Fund’s new secondary benchmark beginning January 1, 2014.

In the prospectus section entitled “Management of the Trust,” sub-section entitled “Advisory Fee,” please delete the advisory fee chart in its entirety and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
Curian Guidance – Interest Rate Opportunities Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Multi-Strategy Income Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Equity Income Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Conservative Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Moderate Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Growth Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Moderate Growth Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Maximum Growth Fund	$0 to $500 million Over $500 million	0.15% 0.10%

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
Curian Guidance – Tactical Moderate Growth Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Tactical Maximum Growth Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Institutional Alt 65 Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Institutional Alt 100 Conservative Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Institutional Alt 100 Moderate Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Institutional Alt 100 Growth Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – International Opportunities Conservative Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – International Opportunities Moderate Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – International Opportunities Growth Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Equity 100 Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Fixed Income 100 Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Real Assets Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Tactical Advantage 35 Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian Tactical Advantage 60 Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian Tactical Advantage 75 Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian Dynamic Risk Advantage – Diversified Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian Dynamic Risk Advantage – Growth Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian Dynamic Risk Advantage – Income Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/Aberdeen Latin America Fund	$0 to $1 billon Over $1 billion	1.35% 1.30%

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
Curian/American Funds Global Growth Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%
Curian/American Funds Growth Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/AQR Risk Parity Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/Ashmore Emerging Market Small Cap Equity Fund	$0 to $1 billon Over $1 billion	1.10% 1.05%
Curian/Baring International Fixed Income Fund	$0 to $1 billon Over $1 billion	0.60% 0.55%
Curian/BlackRock Global Long Short Credit Fund	$0 to $1 billon Over $1 billion	0.95% 0.90%
Curian/DFA U.S. Micro Cap Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%
Curian/DoubleLine Total Return Fund	$0 to $1 billion Over $1 billion	0.50% 0.45%
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	$0 to $1 billon Over $1 billion	0.95% 0.90%
Curian/Epoch Global Shareholder Yield Fund	$0 to $1 billion Over $1 billion	0.70% 0.65%
Curian/FAMCO Flex Core Covered Call Fund	$0 to $1 billion Over $1 billion	0.60% 0.55%
Curian Focused International Equity Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%
Curian Focused U.S. Equity Fund	$0 to $1 billion Over $1 billion	0.70% 0.65%
Curian/Franklin Templeton Frontier Markets Fund	$0 to $1 billion Over $1 billion	1.40% 1.35%
Curian/Franklin Templeton Natural Resources Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%
Curian/Lazard International Strategic Equity Fund	$0 to $1 billon Over $1 billion	0.80% 0.75%
Curian Long Short Credit Fund	$0 to $1 billon Over $1 billion	0.95% 0.90%
Curian/Neuberger Berman Currency Fund	$0 to $1 billion Over $1 billion	0.70% 0.65%
Curian/Nicholas Convertible Arbitrage Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
Curian/PIMCO Credit Income Fund	$0 to $1 billion Over $1 billion	0.40% 0.35%
Curian/PineBridge Merger Arbitrage Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/Schroder Emerging Europe Fund	$0 to $1 billion Over $1 billion	1.10% 1.05%
Curian/T. Rowe Price Capital Appreciation Fund	$0 to $1 billon Over $1 billion	0.70% 0.65%
Curian/The Boston Company Equity Income Fund	$0 to $1 billion Over $1 billion	0.55% 0.50%
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	$0 to $1 billon Over $1 billion	0.90% 0.85%
Curian/UBS Global Long Short Fixed Income Opportunities Fund	$0 to $1 billon Over $1 billion	0.95% 0.90%
Curian/Urdang International REIT Fund	$0 to $1 billon Over $1 billion	0.80% 0.75%
Curian/Van Eck International Gold Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%

In the prospectus section entitled “Management of the Trust,” sub-section entitled “Advisory Fee,” please delete the fee waiver table following the advisory fee chart in its entirety and replace with the following:

Fund	Fee Waiver
Curian Tactical Advantage 35 Fund	0.30%
Curian Tactical Advantage 60 Fund	0.30%
Curian Tactical Advantage 75 Fund	0.30%
Curian Dynamic Risk Advantage – Diversified Fund	0.07%
Curian Dynamic Risk Advantage Growth Fund	0.07%
Curian Dynamic Risk Advantage – Income Fund	0.35%
Curian/American Funds Global Growth Fund	0.65%
Curian/American Funds Growth Fund	0.50%
Curian/AQR Risk Parity Fund	0.20%
Curian/DoubleLine Total Return Fund	0.12%
Curian Focused International Equity Fund	0.02%
Curian Focused U.S. Equity Fund	0.11%
Curian/T. Rowe Price Capital Appreciation Fund	0.13%

In the prospectus section entitled “Management of the Trust,” sub-section entitled “Administrative Fee,” please delete the first paragraph in its entirety and replace with the following:

In addition to the investment advisory fee, each Fund pays Curian Capital (“Administrator”) an Administrative Fee.

The Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, Curian Guidance – International Opportunities Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Real Assets Fund, Curian/American Funds Growth Fund, and Curian/American Funds Global Growth Fund pay the Administrator an Administrative Fee of 0.10% of the average daily net assets of each Fund.

The Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Growth Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/Aberdeen Latin America Fund, Curian/AQR Risk Parity Fund, Curian/Ashmore Emerging Market Small Cap Equity Fund, Curian/Baring International Fixed Income Fund, Curian/BlackRock Global Long Short Credit Fund, Curian/DFA U.S. Micro Cap Fund, Curian/DoubleLine Total Return Fund, Curian/Eaton Vance Global Macro Absolute Return Advantage Fund, Curian/Epoch Global Shareholder Yield Fund, Curian/FAMCO Flex Core Covered Call Fund, Curian Focused International Equity Fund, Curian Focused U.S. Equity Fund, Curian/Franklin Templeton Frontier Markets Fund, Curian/Franklin Templeton Natural Resources Fund, Curian/Lazard International Strategic Equity Fund, Curian Long Short Credit Fund, Curian/Neuberger Berman Currency Fund, Curian/Nicholas Convertible Arbitrage Fund, Curian/PIMCO Credit Income Fund, Curian/PineBridge Merger Arbitrage Fund, Curian/Schroder Emerging Europe Fund, Curian/T. Rowe Price Capital Appreciation Fund, Curian/The Boston Company Equity Income Fund, Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, Curian/UBS Global Long Short Fixed Income Opportunities Fund, Curian/Urdang International REIT Fund, and Curian/Van Eck International Gold Fund pay the Administrator an Administrative Fee of 0.20% of the average daily net assets of each Fund.

This supplement is dated December 30, 2013.

(To be used with JMV8037 04/13 and JMV8037NY 04/13.)

Supplement Dated December 30, 2013
To The Statement of Additional Information
Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective January 1, 2014, unless otherwise noted below.

On page 63, in the section “Trustees and Officers of the Trust,” sub-section “Trustee and Officer Compensation,” please delete the first paragraph in its entirety and replace with the following:

The Trustee who is an “interested person” receives no compensation from the Trust.  As of January 1, 2014, each Independent Trustee (except the Chairman of the Board) is paid by the Funds an annual retainer of $100,000, as well as a fee of $7,500 for each meeting of the Board attended.  The Chairman of the Board, if an Independent Trustee, receives an annual retainer of $130,000, as well as a fee of $7,500 for each meeting of the Board attended.  The Chair of the Audit Committee receives an additional annual retainer of $13,000 for his services in that capacity.  The members of the Audit Committee receive $2,500 for each in-person or telephonic Audit Committee meeting.  The Chair of the Governance Committee receives an additional annual retainer of $10,000 for his services in that capacity.  The members of the Governance Committee will receive $2,500 for each in-person or telephonic Governance Committee meeting.  If a Trustee participates in a Board meeting by telephone, the Trustee will receive half of the meeting fee.

Effective January 2, 2014, on page 134, in the section “Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Administrative Fee,” please delete the first sentence in its entirety and replace with the following:

Each Fund pays Curian Capital (“Administrator”) an Administrative Fee.

The Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, Curian Guidance – International Opportunities Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Real Assets Fund, Curian/American Funds Growth Fund, and Curian/American Funds Global Growth Fund pay the Administrator an Administrative Fee of 0.10% of the average daily net assets of each Fund.

The Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Growth Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/Aberdeen Latin America Fund, Curian/AQR Risk Parity Fund, Curian/Ashmore Emerging Market Small Cap Equity Fund, Curian/Baring International Fixed Income Fund, Curian/BlackRock Global Long Short Credit Fund, Curian/DFA U.S. Micro Cap Fund, Curian/DoubleLine Total Return Fund, Curian/Eaton Vance Global Macro Absolute Return Advantage Fund, Curian/Epoch Global Shareholder Yield Fund, Curian/FAMCO Flex Core Covered Call Fund, Curian Focused International Equity Fund, Curian Focused U.S. Equity Fund, Curian/Franklin Templeton Frontier Markets Fund, Curian/Franklin Templeton Natural Resources Fund, Curian/Lazard International Strategic Equity Fund, Curian Long Short Credit Fund, Curian/Neuberger Berman Currency Fund, Curian/Nicholas Convertible Arbitrage Fund, Curian/PIMCO Credit Income Fund, Curian/PineBridge Merger Arbitrage Fund, Curian/Schroder Emerging Europe Fund, Curian/T. Rowe Price Capital Appreciation Fund, Curian/The Boston Company Equity Income Fund, Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, Curian/UBS Global Long Short Fixed Income Opportunities Fund, Curian/Urdang International REIT Fund, and Curian/Van Eck International Gold Fund pay the Administrator an Administrative Fee of 0.20% of the average daily net assets of each Fund.

1

This supplement is dated December 30, 2013.

(To be used with CMV8711 04/13 and CMV8711PROXY 04/13)
CMX12300 12/13

2